(Loss)/Income Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss)/Income Per Share

Basic and diluted net (loss)/income per share for each of the year presented were calculated as follows:

	Years ended December 31,
(In thousands of US$ except share data and per share data)	2018	2019	2020
Numerator:
Net (loss)/income	(26,557)	5,207	(63,415)
Add: Accretion of Series A Preferred shares	(2,209)	(2,540)	(1,293)
Income allocation to participating preferred shareholders	—	(296)	—
Net (loss)/income attributable to ordinary shareholders of the Company for computing basic and diluted net (loss)/income per share	(28,766)	2,371	(64,708)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net (loss)/income per share	185,370,982	232,178,037	259,852,204
Basic and diluted net (loss)/income per ordinary share	(0.16)	0.01	(0.25)

Schedule of Antidilutive Securities Excluded from Inclusion in Calculation of Diluted Earnings Per Share

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2018	2019	2020
Convertible Redeemable Preferred Shares	29,000,000	29,000,000	—
Restricted Shares	3,702,222	—	—
Share options awards	12,187,420	17,395,740	22,298,757
Total	44,889,642	46,395,740	22,298,757